COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2022 (Unaudited)

		Shares	Value
CLOSED-END FUNDS	1.4%
MASTER LIMITED PARTNERSHIPS	0.6%
Kayne Anderson Energy Infrastructure Fund		48,910	$446,059

U.S. GENERAL EQUITY	0.8%
Adams Diversified Equity Fund, Inc.		34,010	565,927

TOTAL CLOSED-END FUNDS (Identified cost—$1,091,255)			1,011,986

COMMON STOCK	48.0%
AIRPORTS—FOREIGN	0.5%
Aena SME SA, 144A (Spain)(a),(b)		2,045	258,671
Auckland International Airport Ltd. (New Zealand)(b)		31,163	146,332

			405,003

COMMUNICATIONS	7.1%
SATELLITES—FOREIGN	0.2%
SES SA (Luxembourg)		25,171	189,959

TOWERS	6.0%
American Tower Corp.		8,609	2,331,576
Crown Castle International Corp.		6,285	1,135,448
SBA Communications Corp.		2,885	968,754

			4,435,778

TOWERS—FOREIGN	0.9%
Cellnex Telecom SA, 144A (Spain)(a)		15,115	676,080

TOTAL COMMUNICATIONS			5,301,817

CONSUMER—NON-CYCLICAL—AGRICULTURE	0.4%
Bunge Ltd.		2,900	267,757

ELECTRIC	2.5%
Alliant Energy Corp.		4,810	293,073
CenterPoint Energy, Inc.		17,618	558,314
Evergy, Inc.		3,071	209,627
Eversource Energy		4,255	375,376
FirstEnergy Corp.		4,232	173,935
PNM Resources, Inc.		5,136	247,915

			1,858,240

ELECTRIC—FOREIGN	1.5%
Hydro One Ltd., 144A (Canada)(a)		8,451	235,932
Kansai Electric Power Co., Inc./The (Japan)		8,400	85,165

		Shares	Value
National Grid PLC (United Kingdom)		59,966	$825,708

			1,146,805

ENERGY	1.8%
GAS—DISTRIBUTION—FOREIGN	0.8%
Enn Energy Holdings Ltd. (H shares) (China)		25,100	409,446
Snam SpA (Italy)		36,960	185,448

			594,894

OIL & GAS—FOREIGN	1.0%
MEG Energy Corp. (Canada)(b)		13,625	187,583
Suncor Energy, Inc. (Canada)		15,922	540,369

			727,952

TOTAL ENERGY			1,322,846

ENVIRONMENTAL SERVICES	0.3%
Waste Management, Inc.		1,319	217,055

INFRASTRUCTURE—FOREIGN	0.2%
Atlas Arteria Ltd. (Australia)(c)		33,560	182,611

MARINE PORTS—FOREIGN	0.5%
COSCO SHIPPING Ports Ltd. (H shares) (China)		170,000	126,909
International Container Terminal Services, Inc. (Philippines)		18,890	66,549
Santos Brasil Participacoes SA (Brazil)		122,167	153,945

			347,403

MATERIALS	1.8%
METALS & MINING	0.2%
Alcoa Corp.		2,694	137,098

METALS & MINING—FOREIGN	1.6%
Agnico Eagle Mines Ltd. (Canada)		6,132	263,659
Anglo American PLC (South Africa)		10,228	369,689
BHP Group Ltd. (Australia)		20,399	558,226

			1,191,574

TOTAL MATERIALS			1,328,672

PIPELINES	3.4%
Cheniere Energy, Inc.		5,429	812,070
DT Midstream, Inc.(b)		7,548	415,366
Equitrans Midstream Corp.		13,621	106,925
ONEOK, Inc		4,436	265,007
Targa Resources Corp.		10,501	725,724

		Shares	Value
Williams Cos., Inc./The		5,095	$173,689

			2,498,781

PIPELINES—FOREIGN	5.2%
Enbridge, Inc. (Canada)		43,694	1,962,315
Pembina Pipeline Corp. (Canada)		21,265	811,874
TC Energy Corp. (Canada)		17,106	911,973
Tidewater Renewables Ltd. (Canada)(b)		21,678	203,144

			3,889,306

RAILWAYS—FOREIGN	1.0%
Getlink SE (France)		26,277	525,916
West Japan Railway Co. (Japan)		5,100	187,327

			713,243

REAL ESTATE	14.4%
DATA CENTERS	1.1%
Digital Realty Trust, Inc.		5,435	719,866
Equinix, Inc.		96	67,559

			787,425

DATA CENTERS—FOREIGN	0.1%
Digital Core REIT Management Pte. Ltd. (Singapore)(b)		42,768	37,265

DIVERSIFIED—FOREIGN	2.0%
British Land Co., PLC/The (United Kingdom)		12,141	73,001
Capitaland Investment Ltd. (Singapore)		30,800	87,636
Charter Hall Group (Australia)		11,303	102,146
CK Asset Holdings Ltd. (Hong Kong)		11,000	77,877
Covivio (France)		349	22,072
Hang Lung Properties Ltd. (Hong Kong)		35,000	63,857
ICADE (France)		549	27,487
Ingenia Communities Group (Australia)		21,356	70,026
Merlin Properties Socimi SA (Spain)		7,380	79,157
Mitsui Fudosan Co., Ltd. (Japan)		10,000	223,494
Nomura Real Estate Holdings, Inc. (Japan)		4,200	101,889
Nomura Real Estate Master Fund, Inc. (Japan)		73	91,454
Orix JREIT, Inc. (Japan)		59	84,645
Sun Hung Kai Properties Ltd. (Hong Kong)		15,000	179,057
Tokyo Tatemono Co., Ltd. (Japan)		4,500	66,273
United Urban Investment Corp. (Japan)		97	105,740

			1,455,811

		Shares	Value
ELECTRIC—FOREIGN	0.1%
Daiwa House REIT Investment Corp. (Japan)		40	$96,272

HEALTH CARE	1.0%
Healthcare Realty Trust, Inc., Class A		2,545	66,806
Healthpeak Properties, Inc.		3,152	87,090
Welltower, Inc.		6,395	552,144

			706,040

HEALTH CARE—FOREIGN	0.2%
Assura PLC (United Kingdom)		48,998	41,063
HealthCo REIT (Australia)		28,737	34,781
Parkway Life Real Estate Investment Trust (Singapore)		26,526	92,017

			167,861

HOTEL	0.4%
Host Hotels & Resorts, Inc.		15,378	273,882

INDUSTRIALS	1.5%
Americold Realty Trust, Inc.		5,243	171,708
Duke Realty Corp.		9,298	581,683
Prologis, Inc.		2,988	396,089

			1,149,480

INDUSTRIALS—FOREIGN	1.0%
Ascendas Real Estate Investment Trust (Singapore)		17,000	36,592
Catena AB (Sweden)		3,226	147,827
ESR Group Ltd., 144A (China)(a),(b)		17,600	45,768
Frasers Logistics & Commercial Trust (Singapore)		78,800	82,259
Goodman Group (Australia)		5,842	85,498
LaSalle Logiport REIT (Japan)		61	80,393
Segro PLC (United Kingdom)		5,934	79,385
Sirius Real Estate Ltd. (Germany)		45,438	52,889
Tritax Big Box REIT PLC (United Kingdom)		35,019	84,253
Urban Logistics REIT PLC (United Kingdom)		22,722	49,096

			743,960

NET LEASE	0.5%
NETSTREIT Corp.		6,944	142,352
Realty Income Corp.		1,087	80,427
Spirit Realty Capital, Inc.		2,604	115,461
Store Capital Corp.		2,322	67,385

			405,625

		Shares	Value
NET LEASE—FOREIGN	0.2%
ARGAN SA (France)		799	$81,484
LXI REIT PLC (United Kingdom)		17,561	31,809

			113,293

OFFICE	0.1%
Highwoods Properties, Inc.		2,574	91,557

OFFICE—FOREIGN	0.4%
Dexus (Australia)		14,542	97,722
Kenedix Office Investment Corp. (Japan)		16	86,001
Keppel REIT (Singapore)		79,100	63,594
Workspace Group PLC (United Kingdom)		4,388	31,539

			278,856

RESIDENTIAL	3.0%
APARTMENT	1.2%
Apartment Income REIT Corp.		5,369	243,430
Camden Property Trust		1,460	206,006
Essex Property Trust, Inc.		316	90,543
Mid-America Apartment Communities, Inc.		879	163,257
UDR, Inc.		4,292	207,733

			910,969

APARTMENT—FOREIGN	1.0%
Aedifica SA (Belgium)		743	77,142
Japan Metropolitan Fund Invest (Japan)		178	145,051
Tricon Residential, Inc. (Canada)		9,791	106,526
UNITE Group PLC/The (United Kingdom)		4,973	70,901
Vonovia SE (Germany)		7,967	265,459
Wharf Real Estate Investment Co., Ltd. (Hong Kong)		8,000	35,610

			700,689

MANUFACTURED HOME	0.3%
Sun Communities, Inc.		1,488	243,973

SINGLE FAMILY	0.5%
Invitation Homes, Inc.		9,459	369,185

TOTAL RESIDENTIAL			2,224,816

RETAIL—FOREIGN	0.5%
Eurocommercial Properties NV (Netherlands)		2,231	50,515
Klepierre SA (France)(b)		4,556	101,235
Link REIT (Hong Kong)		20,683	173,206

		Shares	Value
SmartCentres Real Estate Investment Trust (Canada)		2,779	$63,412

			388,368

SELF STORAGE	1.1%
CubeSmart		5,306	243,386
Extra Space Storage, Inc.		1,204	228,182
Public Storage		1,116	364,274

			835,842

SELF STORAGE—FOREIGN	0.2%
Big Yellow Group PLC (United Kingdom)		1,541	26,731
National Storage REIT (Australia)		23,250	40,655
Safestore Holdings PLC (United Kingdom)		7,220	100,536

			167,922

SHOPPING CENTERS	0.9%
COMMUNITY CENTER	0.4%
Kite Realty Group Trust		13,449	267,501

REGIONAL MALL	0.5%
Simon Property Group, Inc.		3,644	395,884

TOTAL SHOPPING CENTERS			663,385

SPECIALTY	0.1%
Lamar Advertising Co., Class A		1,022	103,283

TOTAL REAL ESTATE			10,690,943

RENEWABLE ENERGY	0.1%
Clearway Energy, Inc., Class C		1,910	71,701

TOLL ROADS—FOREIGN	1.8%
Transurban Group (Australia)(c)		40,418	413,140
Vinci SA (France)		9,677	927,625

			1,340,765

UTILITIES	5.5%
ELECTRIC	2.5%
Exelon Corp.		4,929	229,149
NextEra Energy, Inc.		3,442	290,815
Sempra Energy		6,745	1,118,321
WEC Energy Group, Inc.		2,251	233,676

			1,871,961

		Shares	Value
ELECTRIC—FOREIGN	0.3%
E.ON SE (Germany)		20,826	$187,207

GAS—DISTRIBUTION	1.5%
NiSource, Inc.		21,044	639,738
Southwest Gas Holdings, Inc.		2,709	235,575
Spire, Inc.		3,310	249,044

			1,124,357

GAS—DISTRIBUTION—FOREIGN	0.4%
AltaGas Ltd. (Canada)		10,503	234,001
Hong Kong and China Gas Co., Ltd. (Hong Kong)		95,000	100,333

			334,334

WATER	0.3%
Essential Utilities, Inc.		4,534	235,496

WATER—FOREIGN	0.5%
Pennon Group PLC (United Kingdom)		31,168	381,510

TOTAL UTILITIES			4,134,865

TOTAL COMMON STOCK (Identified cost—$32,828,784)			35,717,813

PREFERRED SECURITIES—$25 PAR VALUE	6.2%
BANKS	1.0%
Dime Community Bancshares, Inc., 5.50%(d)		5,287	110,551
Fifth Third Bancorp, 6.625% to 12/31/23, Series I(d),(e)		3,476	91,836
Goldman Sachs Group, Inc./The, 5.50% to 5/10/23, Series J(d),(e)		6,000	150,480
PacWest Bancorp, 7.75% to 9/1/27, Series A(d),(e)		4,000	103,600
PNC Financial Services Group, Inc./The, 5.354% (3 Month US LIBOR + 4.067%), Series P (FRN)(d),(f)		3,818	96,481
Regions Financial Corp., 6.375% to 9/15/24, Series B(d),(e)		3,579	95,273
Signature Bank/New York NY, 5.00%, Series a(d)		2,483	49,883
Western Alliance Bancorp, 4.25% to 9/30/26, Series A(d),(e)		2,998	72,132

			770,236

ELECTRIC	0.2%
SCE Trust V, 5.45% to 3/15/26, Series K (TruPS)(d),(e)		6,561	153,659

ELECTRIC—FOREIGN	0.3%
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)		1,861	38,783

		Shares	Value
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(d)		9,106	$177,112

			215,895

FINANCIAL	0.8%
DIVERSIFIED FINANCIAL SERVICES	0.5%
Carlyle Finance LLC, 4.625%, due 5/15/61		2,551	50,561
Oaktree Capital Group LLC, 6.55%, Series B(d)		7,222	185,533
Synchrony Financial, 5.625%, Series A(d)		5,438	112,349

			348,443

INVESTMENT BANKER/BROKER	0.3%
Morgan Stanley, 6.375% to 10/15/24, Series I(d),(e)		3,448	91,303
Morgan Stanley, 6.50%, Series P(d)		6,400	166,224

			257,527

TOTAL FINANCIAL			605,970

INDUSTRIALS	0.2%
CHS, Inc., 7.10% to 3/31/24, Series 2(d),(e)		2,437	64,532
CHS, Inc., 6.75% to 9/30/24, Series 3(d),(e)		4,393	117,249

			181,781

INSURANCE	1.3%
LIFE/HEALTH INSURANCE	0.6%
Athene Holding Ltd., 5.625%, Series B(d)		3,816	92,920
Athene Holding Ltd., 4.875%, Series D(d)		6,460	132,236
Brighthouse Financial, Inc., 5.375%, Series C(d)		9,321	194,156
CNO Financial Group, Inc., 5.125%, due 11/25/60		2,483	50,653

			469,965

MULTI-LINE	0.1%
Kemper Corp., 5.875% to 3/15/27, due 3/15/62(e)		3,025	73,205

PROPERTY CASUALTY	0.4%
Enstar Group Ltd., 7.00% to 9/1/28, Series D(d),(e)		10,325	250,691

REINSURANCE	0.2%
Reinsurance Group of America, Inc., 5.75% to 6/15/26, due 6/15/56(e)		5,214	136,868

TOTAL INSURANCE			930,729

INTEGRATED TELECOMMUNICATIONS SERVICES	0.8%
Telephone and Data Systems, Inc., 6.625%, Series UU(d)		6,100	146,156
Telephone and Data Systems, Inc., 6.00%, Series VV(d)		8,525	184,566

		Shares	Value
United States Cellular Corp., 5.50%, due 3/1/70		3,814	$79,713
United States Cellular Corp., 5.50%, due 6/1/70		4,564	95,524
United States Cellular Corp., 6.25%, due 9/1/69		3,295	76,675

			582,634

PIPELINES	0.2%
Energy Transfer LP, 7.60% to 5/15/24, Series E(d),(e)		6,122	145,091

PIPELINES—FOREIGN	0.5%
Enbridge, Inc., 5.949% to 6/1/23, Series 1 (Canada)(d),(e)		2,156	49,761
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (Canada)(e)		7,595	193,824
Enbridge, Inc., 4.959% to 9/1/22, Series L (Canada)(d),(e)		1,937	46,197
TC Energy Corp., 3.351% to 11/30/25, Series 11 (Canada)(d),(e)		3,054	44,622

			334,404

REAL ESTATE	0.3%
HOTEL	0.1%
Pebblebrook Hotel Trust, 6.375%, Series G(d)		4,000	91,000

OFFICE	0.2%
Brookfield Property Partners LP, 5.75%, Series A(d)		4,462	88,660
Brookfield Property Preferred LP, 6.25%, due 7/26/81		3,000	62,160

			150,820

TOTAL REAL ESTATE			241,820

UTILITIES	0.6%
ELECTRIC—FOREIGN	0.5%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (Canada)(e)		7,210	186,378
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(e)		3,707	94,566
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(d)		2,618	48,276
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(d)		2,422	46,745

			375,965

GAS—DISTRIBUTION	0.1%
NiSource, Inc., 6.50% to 3/15/24, Series B(d),(e)		3,602	96,101

TOTAL UTILITIES			472,066

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$5,018,786)			4,634,285

		Principal Amount	Value
PREFERRED SECURITIES—CAPITAL SECURITIES	41.7%
BANKS	9.1%
Ally Financial, Inc., 4.70% to 5/15/26, Series B(d),(e)		$44,000	$37,216
Ally Financial, Inc., 4.70% to 5/15/28, Series C(d),(e)		207,000	163,828
Bank of America Corp., 5.875% to 3/15/28, Series FF(d),(e)		198,000	187,605
Bank of America Corp., 6.10% to 3/17/25, Series AA(d),(e)		540,000	546,384
Bank of America Corp., 6.125% to 4/27/27, Series TT(d),(e)		170,000	171,275
Bank of America Corp., 6.25% to 9/5/24, Series X(d),(e)		589,000	594,692
Bank of America Corp., 6.30% to 3/10/26, Series DD(d),(e)		174,000	181,516
Bank of America Corp., 6.50% to 10/23/24, Series Z(d),(e)		381,000	391,631
Bank of New York Mellon Corp./The, 3.75% to 12/20/26, Series I(d),(e)		20,000	17,474
Capital One Financial Corp., 3.95% to 9/1/26, Series M(d),(e)		116,000	101,208
Citigroup, Inc., 3.875% to 2/18/26(d),(e)		307,000	281,381
Citigroup, Inc., 4.00% to 12/10/25, Series W(d),(e)		153,000	142,616
Citigroup, Inc., 4.15% to 11/15/26, Series Y(d),(e)		55,000	48,569
Citigroup, Inc., 5.00% to 9/12/24, Series U(d),(e)		99,000	91,908
Citigroup, Inc., 5.95% to 1/30/23(d),(e)		120,000	119,654
Citigroup, Inc., 5.95% to 5/15/25, Series P(d),(e)		378,000	372,428
Citigroup, Inc., 6.25% to 8/15/26, Series T(d),(e)		277,000	284,640
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(d),(e)		125,000	128,775
Comerica, Inc., 5.625% to 7/1/25(d),(e)		73,000	75,190
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(d),(e)		125,000	119,316
Fifth Third Bancorp, 4.50% to 9/30/25, Series L(d),(e)		74,000	71,979
Goldman Sachs Capital I, 6.345%, due 2/15/34 (TruPS)		69,000	75,642
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(d),(e)		32,000	27,123
Goldman Sachs Group, Inc./The, 4.125% to 11/10/26, Series V(d),(e)		42,000	37,004
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(d),(e)		279,000	278,511
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(d),(e)		40,000	37,184
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(d),(e)		145,000	145,178
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(d),(e)		130,000	129,428
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(d),(e)		208,000	213,850
PNC Financial Services Group, Inc./The, 6.00% to 5/15/27, Series U(d),(e)		70,000	70,613
PNC Financial Services Group, Inc./The, 6.46% (3 Month US LIBOR + 3.678%), Series O (FRN)(d),(f)		196,000	195,184
Regions Financial Corp., 5.75% to 6/15/25, Series D(d),(e)		100,000	101,944
SVB Financial Group, 4.00% to 5/15/26, Series C(d),(e)		210,000	170,499

		Principal Amount	Value
SVB Financial Group, 4.25% to 11/15/26, Series D(d),(e)		$210,000	$166,412
SVB Financial Group, 4.70% to 11/15/31, Series E(d),(e)		110,000	88,317
Truist Financial Corp., 4.95% to 9/1/25, Series P(d),(e)		88,000	89,144
US Bancorp, 3.70% to 1/15/27(d),(e)		44,000	36,756
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(d),(e)		503,000	466,218
Wells Fargo & Co., 5.875% to 6/15/25, Series U(d),(e)		358,000	362,016

			6,820,308

BANKS—FOREIGN	13.4%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(d),(e),(g),(h)		200,000	184,965
AIB Group PLC, 6.25% to 6/23/25 (Ireland)(d),(e),(g),(h)		200,000	200,949
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)(a),(d),(e),(h)		200,000	204,167
Banco Santander SA, 7.50% to 2/8/24 (Spain)(d),(e),(g),(h)		200,000	203,117
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(d),(e),(g),(h)		200,000	212,387
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(d),(e)		140,000	136,675
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(d),(e),(h)		200,000	243,571
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(d),(e),(h)		400,000	413,000
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(d),(e),(g),(h)		400,000	511,436
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(d),(e),(h)		200,000	208,094
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(d),(e),(h)		400,000	412,250
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(d),(e),(h)		400,000	426,832
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(d),(e),(h)		400,000	339,000
Credit Suisse Group AG, 9.75% to 6/23/27, 144A (Switzerland)(a),(d),(e),(h)		400,000	425,800
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(d),(e),(h)		200,000	174,000
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(d),(e)		65,000	87,932
Iccrea Banca SpA, 4.75% to 10/18/26, due 1/18/32, Series EMTN (Italy)(e),(g)		200,000	169,124
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(d),(e),(h)		200,000	191,262
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(d),(e),(h)		400,000	375,000
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(d),(e),(h)		400,000	404,627
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(d),(e),(h)		400,000	406,000
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(d),(e),(g),(h)		200,000	225,342
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(d),(e),(h)		400,000	391,252

		Principal Amount	Value
NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom)(d),(e),(h)		$400,000	$413,570
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(d),(e),(h)		200,000	200,541
Royal Bank of Canada, 4.50% to 10/24/25, due 11/24/80, Series 1 (Canada)(e)		200,000	148,188
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(d),(e),(g),(h)		200,000	201,625
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(d),(e),(h)		200,000	203,029
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(d),(e),(h)		400,000	411,262
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(d),(e),(h)		400,000	410,266
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(d),(e),(g),(h)		400,000	409,809
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(d),(e),(g),(h)		400,000	417,201
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(d),(e),(h		400,000	408,252
UniCredit SpA, 8.00% to 6/3/24 (Italy)(d),(e),(g),(h)		200,000	194,450

			9,964,975

ELECTRIC	1.9%
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(e)		101,000	85,495
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(d),(e)		170,000	153,528
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(e)		65,000	61,026
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(d),(e)		182,000	166,529
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(d),(e)		120,000	112,200
Duke Energy Corp., 4.875% to 9/16/24(d),(e)		300,000	284,240
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-A(e)		143,000	126,396
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(e)		290,000	270,814
Southern Co./The, 5.113%, due 8/1/27		130,000	133,319

			1,393,547

ELECTRIC—FOREIGN	1.1%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(e)		713,000	711,251
SSE PLC, 4.00% to 1/21/28 (United Kingdom)(d),(e),(g)		100,000	92,781

			804,032

FINANCIAL	2.6%
CREDIT CARD	0.1%
Discover Financial Services, 6.125% to 6/23/25, Series D(d),(e)		40,000	40,941

		Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES	0.4%
Aircastle Ltd., 5.25% to 6/15/26, 144A(a),(d),(e)		$60,000	$48,134
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144A(a),(e)		165,000	140,327
ILFC E-Capital Trust II, 5.10% (30 Year CMT + 1.80%), due 12/21/65, 144A (FRN) (TruPS)(a),(f)		110,000	82,225

			270,686

DIVERSIFIED FINANCIAL SERVICES—FOREIGN	0.5%
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(d),(e),(g),(h)		400,000	402,411

INVESTMENT BANKER/BROKER	1.6%
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(d),(e)		164,000	138,990
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(d),(e)		576,000	524,517
Charles Schwab Corp./The, 5.00% to 6/1/27(d),(e)		53,000	51,410
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(d),(e)		252,000	257,141
Charles Schwab Corp./The, 6.106% (3 Month US LIBOR + 4.82%) (FRN)(d),(f)		205,000	205,135
Morgan Stanley, 5.875% to 9/15/26, Series M(d),(e)		56,000	56,685

			1,233,878

TOTAL FINANCIAL			1,947,916

INSURANCE	7.7%
FINANCE	0.2%
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51, 144A(a),(e)		146,000	121,613

LIFE/HEALTH INSURANCE	1.9%
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(d),(e)		145,000	142,614
MetLife, Inc., 9.25%, due 4/8/68, 144A(a)		100,000	119,313
MetLife, Inc., 10.75%, due 8/1/39		100,000	138,431
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(e)		365,000	364,567
SBL Holdings, Inc., 6.50% to 11/13/26, 144A(a),(d),(e)		150,000	110,250
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(d),(e)		140,000	114,952
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(e)		80,000	76,503
Voya Financial, Inc., 6.125% to 9/15/23, Series A(d),(e)		380,000	365,029

			1,431,659

LIFE/HEALTH INSURANCE—FOREIGN	2.6%
Athora Netherlands NV, 5.375% to 5/31/27, due 8/31/32 (Netherlands)(e),(g)		100,000	101,354

		Principal Amount	Value
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan)(a),(d),(e)		$600,000	$600,537
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(d),(e),(g)		400,000	406,600
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)(a),(e)		200,000	199,918
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(d),(e),(g),(h)		200,000	192,383
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(d),(e),(g),(h)		200,000	167,500
Rothesay Life PLC, 6.875% to 9/12/28 (United Kingdom)(d),(e),(g),(h)		200,000	234,638

			1,902,930

MULTI-LINE	0.1%
Hartford Financial Services Group, Inc./The, 3.536% (3 Month US LIBOR + 2.125%), due 2/12/67, Series ICON, 144A (FRN)(a),(f)		100,000	81,377

MULTI-LINE—FOREIGN	0.4%
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(d),(e)		200,000	226,708
AXA SA, 8.60%, due 12/15/30 (France)		60,000	73,243

			299,951

PROPERTY CASUALTY	1.2%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(e)		500,000	502,881
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(e)		145,000	124,788
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(e)		130,000	121,694
Markel Corp., 6.00% to 6/1/25(d),(e)		180,000	182,923

			932,286

PROPERTY CASUALTY—FOREIGN	1.0%
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(e),(g)		200,000	169,200
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(d),(e)		400,000	390,400
QBE Insurance Group Ltd., 7.50% to 11/24/23, due 11/24/43, 144A (Australia)(a),(e)		200,000	203,364

			762,964

REINSURANCE	0.3%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(e)		55,000	47,925

		Principal Amount	Value
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144A(a),(e)		$242,000	$200,797

			248,722

TOTAL INSURANCE			5,781,502

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.4%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(e)		110,000	89,302
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom)(e),(g)		200,000	196,437

			285,739

OIL & GAS—FOREIGN	0.7%
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(d),(e)		235,000	232,596
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(d),(e)		305,000	278,234

			510,830

PIPELINES	0.4%
Energy Transfer LP, 6.50% to 11/15/26, Series H(d),(e)		120,000	109,200
Energy Transfer LP, 7.125% to 5/15/30, Series G(d),(e)		200,000	180,500

			289,700

PIPELINES—FOREIGN	2.2%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(e)		315,000	297,486
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(e)		300,000	285,746
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(e)		80,000	75,988
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(e)		283,000	261,366
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(e)		122,000	114,057
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(e)		175,000	168,565
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(e)		420,000	413,091

			1,616,299

		Principal Amount	Value
REAL ESTATE—RETAIL—FOREIGN	0.7%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(a),(e)		$400,000	$368,426
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)(a),(e)		200,000	170,424

			538,850

UTILITIES	1.5%
ELECTRIC	1.1%
Edison International, 5.00% to 12/15/26, Series B(d),(e)		222,000	187,830
Edison International, 5.375% to 3/15/26, Series A(d),(e)		203,000	175,424
Sempra Energy, 4.125% to 1/1/27, due 4/1/52(e)		160,000	135,443
Sempra Energy, 4.875% to 10/15/25(d),(e)		315,000	306,155

			804,852

ELECTRIC—FOREIGN	0.4%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(e)		335,000	296,241

GAS—DISTRIBUTION	0.0%
South Jersey Industries, Inc., 5.02%, due 4/15/31		40,000	35,599

TOTAL UTILITIES			1,136,692

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$32,965,091)			31,090,390

		Shares
SHORT-TERM INVESTMENTS	2.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.67%(i)		1,753,292	1,753,292

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,753,292)			1,753,292

PURCHASED OPTION CONTRACTS (Premiums paid—$32,339)	0.1%		61,064

		Value
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$73,689,547)	99.7%	$74,268,830
WRITTEN OPTION CONTRACTS (Premiums received—$73,253)	(0.2)	(167,790)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	370,780

NET ASSETS	100.0%	$74,471,820

Over-the-Counter Option Contracts

Purchased Options

Interest Rate Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount(j)	Premiums Paid	Value
Option to receive USD-SOFR- OIS Annually, Pay 2.00% Annually, maturing 8/29/32	Goldman Sachs International	2.00%	8/25/22	$1,352,000	$24,282	$55,766

Binary Options
Description	Counterparty	Exercise Price/Rate	Expiration Date	Notional Amount(k)	Premiums Paid	Value
Put — Euro Stoxx Banks Index	Goldman Sachs International	EUR 65.00	11/18/22	$15,907	$4,057	$2,330
Put — Euro Currency	Goldman Sachs International	0.985	11/17/22	15,385	4,000	2,968

				$31,292	$8,057	$5,298

Written Options

Interest Rate Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount(j)	Premiums Received	Value
Option to pay USD-SOFR-OIS Annually, Receive 2.30% Annually, maturing 8/29/32	Goldman Sachs International	2.30%	8/25/22	$(1,352,000)	$(13,114)	$(25,795)

Equity Options
Description	Counterparty	Exercise Price($)	Expiration Date	Number of Contracts	Notional Amount(l)	Premiums Received	Value
Call — Aena SME SA	Goldman Sachs International	EUR 134.029	9/16/22	(778)	$(97,804)	$(1,507)	$(1,176)
Call — Agnico Eagle Mines Ltd.	Goldman Sachs International	CAD 66.647	9/16/22	(2,424)	(104,225)	(1,863)	(1,099)
Call — CenterPoint Energy, Inc.	Goldman Sachs International	30.768	9/16/22	(5,855)	(185,545)	(3,663)	(9,540)
Call — Digital Realty Trust, Inc.	Goldman Sachs International	134.300	9/16/22	(1,504)	(199,205)	(2,567)	(6,072)
Call — Enbridge, Inc.	Goldman Sachs International	CAD 54.704	9/16/22	(16,645)	(747,533)	(15,917)	(37,799)
Call — E.ON SE	Goldman Sachs International	EUR 8.966	9/16/22	(7,465)	(66,912)	(1,103)	(2,254)
Call — Evergy, Inc.	Goldman Sachs International	67.603	9/16/22	(1,169)	(79,796)	(1,366)	(2,556)
Call — Exelon Corp.	Goldman Sachs International	45.982	9/16/22	(1,806)	(83,961)	(1,783)	(2,997)
Call — Getlink SE	Goldman Sachs International	EUR 20.048	9/16/22	(7,512)	(149,944)	(2,995)	(3,659)
Call — Healthpeak Properties, Inc.	Goldman Sachs International	28.700	9/16/22	(1,117)	(30,863)	(376)	(608)
Call — Invitation Homes, Inc.	Goldman Sachs International	39.692	9/16/22	(3,560)	(138,947)	(1,449)	(4,108)
Call — Hydro One Ltd.	Goldman Sachs International	CAD 35.245	9/16/22	(3,193)	(89,141)	(1,819)	(2,534)
Call — Lamar Advertising Co.	Goldman Sachs International	101.134	9/16/22	(371)	(37,493)	(412)	(1,590)
Call — Sempra Energy	Goldman Sachs International	156.080	9/16/22	(2,449)	(406,044)	(8,898)	(31,095)
Call — Simon Property Group, Inc.	Goldman Sachs International	109.465	9/16/22	(1,427)	(155,029)	(1,631)	(5,816)
Call — Snam SpA	Goldman Sachs International	EUR 5.044	9/16/22	(14,291)	(71,541)	(1,315)	(1,541)
Call — Store Capital Corp.	Goldman Sachs International	29.551	9/16/22	(704)	(20,430)	(195)	(500)
Call — Vinci SA	Goldman Sachs International	EUR 93.826	9/16/22	(3,692)	(352,361)	(6,044)	(11,324)
Call — Vonovia SE	Goldman Sachs International	EUR 31.968	9/16/22	(2,974)	(98,695)	(1,365)	(5,919)
Call — Welltower, Inc.	Goldman Sachs International	87.092	9/16/22	(2,679)	(231,305)	(2,672)	(6,934)
Call — Williams Cos., Inc.	Goldman Sachs International	33.602	9/16/22	(1,861)	(63,441)	(1,199)	(2,874)
				(83,476)	$(3,410,215)	$(60,139)	$(141,995)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	1,197,248	USD	1,253,986	8/2/22	$30,339
Brown Brothers Harriman	GBP	766,759	USD	931,459	8/2/22	(2,300)
Brown Brothers Harriman	GBP	203,427	USD	250,388	8/2/22	2,654
Brown Brothers Harriman	USD	187,549	EUR	183,186	8/2/22	(324)
Brown Brothers Harriman	USD	189,113	EUR	185,672	8/2/22	653
Brown Brothers Harriman	USD	845,165	EUR	828,390	8/2/22	1,491
Brown Brothers Harriman	USD	1,181,764	GBP	970,186	8/2/22	(272)
Brown Brothers Harriman	CAD	252,089	USD	195,430	8/3/22	(1,429)
Brown Brothers Harriman	USD	196,934	CAD	252,089	8/3/22	(74)
Brown Brothers Harriman	CAD	246,844	USD	192,817	9/2/22	61
Brown Brothers Harriman	EUR	836,114	USD	854,801	9/2/22	(1,574)
Brown Brothers Harriman	EUR	116,598	USD	118,903	9/2/22	(520)
Brown Brothers Harriman	GBP	1,001,311	USD	1,220,438	9/2/22	186
						$28,891

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
OIS	Overnight Indexed Swap
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $8,626,957 which represents 11.6% of the net assets of the Fund, of which 0.0% are illiquid.

(b)	Non-income producing security.
(c)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(e)	Security converts to floating rate after the indicated fixed-rate coupon period.
(f)	Variable rate. Rate shown is in effect at July 31, 2022.
(g)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $4,893,709 which represents 6.6% of the net assets of the Fund, of which 0.0% are illiquid

(h)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $10,419,988 or 14.0% of the net assets of the Fund.

(i)	Rate quoted represents the annualized seven-day yield.
(j)	Represents the notional amount of the underlying swap contract.
(k)	Represents the nominal pay out amount.
(l)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.

Country Summary	% of Net Assets
United States	50.6
Canada	12.6
United Kingdom	9.3
France	4.9
Australia	3.9
Japan	3.4
Switzerland	3.2
Spain	1.9
Italy	1.2
Germany	0.9
Hong Kong	0.9
China	0.8
Ireland	0.6
Singapore	0.5
South Africa	0.5
Sweden	0.5
Netherlands	0.5
Other (includes short-term investments)	3.8

100.0

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments carried at value:

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Closed-End Funds	$1,011,986	$—	$—	$1,011,986
Common Stock:
Airports — Foreign	—	405,003	—	405,003
Communications	4,435,778	866,039	—	5,301,817
Electric — Foreign	235,932	910,873	—	1,146,805
Energy	727,952	594,894	—	1,322,846
Infrastructure — Foreign	—	182,611	—	182,611
Marine Ports — Foreign	153,945	193,458	—	347,403
Materials	400,757	927,915	—	1,328,672
Railways — Foreign	—	713,243	—	713,243
Real Estate	6,710,584	3,980,359	—	10,690,943
Toll Roads — Foreign	—	1,340,765	—	1,340,765
Utilities	3,465,815	669,050	—	4,134,865
Other Industries	8,802,840	—	—	8,802,840
Preferred Securities — $25 Par Value:
Financial	439,746	166,224	—	605,970
Other Industries	4,028,315		—	4,028,315
Preferred Securities — Capital Securities	—	31,090,390	—	31,090,390
Short-Term Investments	—	1,753,292	—	1,753,292
Purchased Option Contracts		61,064	—	61,064

Total Investments in Securities(a)	$30,413,650	$43,855,180	$—	$74,268,830

Forward Foreign Currency Exchange Contracts	$—	$35,384	$—	$35,384

Total Derivative Assets(a)	$—	$35,384	$—	$35,384

Forward Foreign Currency Exchange Contracts	$—	$(6,493)	$—	$(6,493)
Written Option Contracts	—	(167,790)	—	(167,790)

Total Derivative Liabilities(a)	$—	$(174,283)	$—	$(174,283)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Interest Rate Swaption Contracts: The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement at a specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises the swaption. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Binary Option Contracts: The Fund may write or purchase binary options, which are options in which the payout depends on whether the price of a particular asset will rise above or fall below a specified level. When the binary option expires the buyer receives either a pre-determined amount of cash or nothing at all.

The following summarizes the volume of the Fund’s option contracts and forward foreign currency exchange contracts activity for the nine months ended July 31, 2022:

	Purchased Option Contracts(a)	Written Option Contracts(a)	Forward Foreign Currency Exchange Contracts
Average Notional Amount	$1,348,679	$4,836,048	$3,087,727

(a)

Notional amount for swaption contracts represents the notional amount of the underlying swap contract. Notional amount for digital binary option contracts represents the nominal payout amount. Notional amount for all other option contracts is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.